Other Operating Expenses, Net	12 Months Ended
Dec. 31, 2025
Other Operating Expenses, Net [Abstract]
Other operating expenses, net
21.	Other operating expenses, net

This caption is made up as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Expenses associated with the acquisition of Holcim	(77,625)	-	-
Impairment to retirement of the value of the coal concessions (northern zone), note 9(g)	-	-	(11,393)
Others income (loss)	2,183	(2,700)	(2,417)
	(75,442)	(2,700)	(13,810)